Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2019	2020	2021
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$6,253.9	$8,129.8	$8,475.9

c.	Purchases

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$6,301.4	$7,606.4	$7,569.8

d.	Receivables from related parties

		December 31, 2020	December 31, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related	GUC	$370.6	$597.8
parties	Xintec	187.5	117.5

		$558.1	$715.3

Other receivables from related	SSMC	$45.3	$50.4
parties	VIS	4.3	11.1
	Other associates	1.0	—

		$50.6	$61.5

e.	Payables to related parties

		December 31, 2020	December 31, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$1,358.6	$725.3
	VIS	311.4	357.2
	SSMC	400.8	349.2
	Other associates	36.9	5.5

		$2,107.7	$1,437.2

f.	Accrued expenses and other current liabilities

		December 31, 2020	December 31, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Contract liabilities	Associates	$—	$726.4

g.	Others

		Years Ended December 31
		2019	2020	2021
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$2,823.0	$5,440.0	$5,459.9

Compensation to Directors and Other Key Management Personnel
The compensation to directors and other key management personnel were as
follows:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$1,922.2	$2,666.7	$2,886.8
Post-employment benefits	2.7	2.3	2.9

	$1,924.9	$2,669.0	$2,889.7